Income Taxes - Components of Deferred Taxes (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets
Interest disallowance	$ 23.1	$ 16.3
Pension and post-retirement benefits	19.6	19.9
Pension liability adjustment included in other comprehensive loss	18.8	3.3
Product returns and warranty accruals	14.1	15.5
Net operating loss carryforwards	11.0	7.7
Inventory valuation	6.0	3.7
Other accrued liabilities	3.2	4.7
Tax credit carryforwards	1.7	1.2
Vacation accrual	1.2	1.4
Insurance accrual	1.2	1.5
Allowance for doubtful accounts	0.9	1.0
Other	0.7	0.9
Total deferred tax assets, gross	101.5	77.1
Less: valuation allowance for net operating loss carryforwards and non-U.S. tax credit carryforwards	(6.9)	(5.9)
Total deferred tax assets	94.6	71.2
Deferred tax liabilities
Acquired intangible assets	(104.8)	(125.5)
Depreciation and amortization	(15.7)	(21.1)
Goodwill amortization for tax, but not book	(13.7)	(10.3)
Prepaid expenses	(1.0)	(1.0)
Other	(6.8)	(6.0)
Total deferred tax liabilities	(142.0)	(163.9)
Net deferred tax liabilities	$ (47.4)	$ (92.7)